Shareholder Report, Holdings (Details) - Cohen & Steers Institutional Realty Shares	Dec. 31, 2024
Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Data Centers
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Apartment
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Self Storage
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Regional Mall
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Manufactured Home
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Single Family Homes
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	21.80%
UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Other (includes short-term investments)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
American Tower Corp
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Public Storage
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Weyerhaeuser Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%